Net Operating Revenue	12 Months Ended
Dec. 31, 2025
Net Operating Revenue [Abstract]
Net Operating Revenue
28. Net Operating Revenue

	Gross revenues	PIS/Pasep and Cofins	ICMS (VAT)	Sectorial charges	Service tax (ISSQN)	Net revenue
						12.31.2025	12.31.2024	12.31.2023
Electricity sales for final customers	10,964,004	(898,083)	(1,284,086)	(848,982)	—	7,932,853	8,454,990	7,946,168
Electricity sales to distributors	5,449,795	(618,859)	(17,107)	(29,160)	—	4,784,669	3,120,628	3,602,788
Use of the main distribution and transmission grid	13,628,888	(1,106,495)	(2,291,682)	(3,256,045)	—	6,974,666	7,048,036	6,002,192
Construction income	3,303,150	—	—	—	—	3,303,150	2,550,809	2,333,787
Fair value of assets from the indemnity for the concession	161,244	—	—	—	—	161,244	82,424	62,167
Result of sectorial financial assets and liabilities	2,587,485	(239,342)	—	—	—	2,348,143	838,280	971,203
Other operating revenue	681,485	(65,805)	(47)	—	(3,502)	612,131	555,869	561,163
	36,776,051	(2,928,584)	(3,592,922)	(4,134,187)	(3,502)	26,116,856	22,651,036	21,479,468
28.1. Revenue details

	12.31.2025	12.31.2024	12.31.2023
Electricity sales for final customers	10,964,004	11,383,852	10,384,872
Consumers - Power distribution	7,568,762	7,981,076	6,779,582
Free consumers	1,847,523	2,246,579	2,723,661
Donations and grants	1,547,719	1,156,197	881,629
Electricity sales to distributors	5,449,795	3,674,579	4,235,612
Bilateral contracts	3,072,638	1,960,568	2,112,486
Regulated contracts	1,425,368	1,193,511	1,582,836
Electric Energy Trade Chamber – CCEE	832,232	399,700	425,920
Effective interest – grant bonus (Note 9.2)	119,557	120,800	114,370
Use of the main distribution and transmission grid	13,628,888	12,737,940	10,930,593
Consumers	12,625,475	11,831,389	10,058,379
Concessionaires and generators	129,267	128,756	106,564
Operating and maintenance income – O&M and interest income (a)	874,146	777,795	765,650
Construction income	3,303,150	2,550,809	2,333,787
Power distribution service concession	3,027,526	2,427,296	2,234,542
Power transmission concession (b)	275,624	123,513	99,245
Fair value of assets from the indemnity for the concession	161,244	82,424	62,167
Result of sectorial financial assets and liabilities	2,587,485	923,724	1,070,196
Other operating revenue	681,485	620,778	629,792
Leasing and rent	581,944	546,507	464,184
Fair value in the purchase and sale of power	18,563	—	5,045
Income from rendering of services	31,697	38,238	41,891
Other income	49,281	36,033	118,672
GROSS OPERATING REVENUE	36,776,051	31,974,106	29,647,019
(-) Pis/Pasep and Cofins	(2,928,584)	(2,577,655)	(2,477,418)
(-) ICMS (VAT)	(3,592,922)	(3,491,400)	(2,733,900)
(-) Service tax (ISSQN)	(3,502)	(3,644)	(4,087)
(-) Sectorial charges (Note 28.2)	(4,134,187)	(3,250,371)	(2,952,146)
NET OPERATING REVENUE	26,116,856	22,651,036	21,479,468
(a) The balances include the impacts of RBSE adjustments and tariff revision adjustments described in Note 10.
(b) The balance contains the amount of construction revenue, construction margin and the efficiency gain or loss.
The impact of the unbilled revenue from the Electricity sales to final customers and use of the main distribution grid of Copel DIS, accounted for according to the practice presented in Note 4.11, was R$667 until December 31, 2025 (R$80,296 until December 31, 2024).
28.2. Regulatory charges

	12.31.2025	12.31.2024	12.31.2023
Energy Development Account – "CDE" – Power distribution service concession (Note 28.2.1)	3,380,242	2,683,329	2,659,092
Other charges – rate flags (Note 28.2.2)	456,982	247,021	1,216
Research and development and energy efficiency – R&D and EEP	193,753	174,616	161,039
Global Reversion Reserve – RGR quota	9,693	50,475	46,750
Energy Development Account – "CDE" – Power transmission concession	75,534	78,500	68,901
Inspection fee	17,983	16,430	15,148
	4,134,187	3,250,371	2,952,146
28.2.1. Energy Development Account - CDE - power distribution concession
The Energy Development Account - CDE, created by Law No. 10438/2002, amended by Law No. 12783/2013, aims to promote energy development in the national territory, in accordance with guidelines established by the Ministry of Mines and Energy (MME), including subsidies for social tariffs, incentivized sources, agricultural irrigation, among others. The charge is passed on to the end consumer in tariff processes and collected periodically by distributors. The annual quotas for each distributor are defined by Aneel through Approval Resolutions, with the management of resources carried out by the Electric Energy Trade Chamber (CCEE).
Regarding extraordinary charges, on October 9, 2024, Aneel published Order No. 3,056 which considers the repayment of loans from the Covid Account and the Water Shortage Account to be complete, with the consequent interruption of the collection of the respective monthly quotas as of October 10, 2024.
In 2025, the CDE Use and CDE Distributed Generation (CDE GD) remained in force, the latter being intended to redistribute the system costs that are no longer collected as a result of energy compensation carried out by consumer units participating in the Electric Energy Compensation System, under the terms of Law No. 14,300/2022.
28.2.2. Tariff flag
The tariff flag system, created by Aneel Regulatory Resolution No. 547/2013, effective from 2015, indicate whether an increase in the electric energy value to be passed on to end consumers would apply depending on the conditions for electricity generation. In 2025, the green flag was applied from January to April and from May onwards, surcharges on the tariff returned, varying from yellow to red - level 2, the latter in August and September. In 2024, the green flag prevailed from January to June and from July onwards, it varied from yellow to red - level 2.